Insurance Contracts - Summary of New Reinsurance Contracts (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Various Types of Insurance [Line Items]
Total reinsurance contract	₩ 47,498	₩ 73,839
Reinsurance contracts held [member]
Various Types of Insurance [Line Items]
Total reinsurance contract	1	13
Reinsurance contracts held [member] | Estimated Present Value of Future Cash Inflows
Various Types of Insurance [Line Items]
Total reinsurance contract	244,933	1,050,189
Reinsurance contracts held [member] | Estimated Present Value of Future Cash Outflows
Various Types of Insurance [Line Items]
Total reinsurance contract	(248,195)	(1,039,276)
Reinsurance contracts held [member] | Risk Adjustment for Non-Financial Risks
Various Types of Insurance [Line Items]
Total reinsurance contract	1,446	14,625
Reinsurance contracts held [member] | Contractual service margin
Various Types of Insurance [Line Items]
Total reinsurance contract	1,817	(25,525)
Reinsurance contracts held [member] | Net cost contract
Various Types of Insurance [Line Items]
Reinsurance contract	1	13
Reinsurance contracts held [member] | Net cost contract | Estimated Present Value of Future Cash Inflows
Various Types of Insurance [Line Items]
Reinsurance contract	84,259	72,931
Reinsurance contracts held [member] | Net cost contract | Estimated Present Value of Future Cash Outflows
Various Types of Insurance [Line Items]
Reinsurance contract	(89,008)	(76,259)
Reinsurance contracts held [member] | Net cost contract | Risk Adjustment for Non-Financial Risks
Various Types of Insurance [Line Items]
Reinsurance contract	1,031	831
Reinsurance contracts held [member] | Net cost contract | Contractual service margin
Various Types of Insurance [Line Items]
Reinsurance contract	3,719	2,510
Reinsurance contracts held [member] | Net gain contract
Various Types of Insurance [Line Items]
Reinsurance contract	0	0
Reinsurance contracts held [member] | Net gain contract | Estimated Present Value of Future Cash Inflows
Various Types of Insurance [Line Items]
Reinsurance contract	160,674	977,258
Reinsurance contracts held [member] | Net gain contract | Estimated Present Value of Future Cash Outflows
Various Types of Insurance [Line Items]
Reinsurance contract	(159,187)	(963,017)
Reinsurance contracts held [member] | Net gain contract | Risk Adjustment for Non-Financial Risks
Various Types of Insurance [Line Items]
Reinsurance contract	415	13,794
Reinsurance contracts held [member] | Net gain contract | Contractual service margin
Various Types of Insurance [Line Items]
Reinsurance contract	₩ (1,902)	₩ (28,035)